Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Employee Benefits [Abstract]
Schedule of net defined benefit liability [text block]
	December 31,
	2017	2016
	(in thousands)
Present value of defined benefit obligation	$(3,128,927)	(3,027,176)
Fair value of plan assets	2,213,018	2,105,690
Net defined benefit liability	$(915,909)	(921,486)

Schedule of reconciliation for net defined benefit liability and its components [text block]
The following table shows a reconciliation for net defined benefit liability and its components.

	Defined benefit obligation		Fair value of plan assets		Net defined benefit liability
	2017	2016	2017	2016	2017	2016
	(in thousands)
Balance at January 1,	$(3,027,176)	(2,813,072)	2,105,690	2,059,399	(921,486)	(753,673)
Included in profit or loss
Service cost	(6,242)	(18,227)	-	-	(6,242)	(18,227)
Interest cost	(53,624)	(53,959)	-	-	(53,624)	(53,959)
Expected return on plan assets	-	-	37,902	39,054	37,902	39,054
	(59,866)	(72,186)	37,902	39,054	(21,964)	(33,132)
Included in OCI
Remeasurements (loss) gain:
Actuarial (loss) gain arising from:
- demographic assumptions	(21,054)	(51,349)	-	-	(21,054)	(51,349)
- financial assumptions	(126,708)	(244,142)	-	-	(126,708)	(244,142)
- experience adjustment	66,016	91,378	-	-	66,016	91,378
Return on plan assets excluding interest income	-	-	(16,345)	(21,081)	(16,345)	(21,081)
	(81,746)	(204,113)	(16,345)	(21,081)	(98,091)	(225,194)
Other
Contributions paid by the employer	-	-	102,870	103,761	102,870	103,761
Benefits paid	37,528	62,516	(17,099)	(28,443)	20,429	34,073
Effect of changes in exchange rates and others	2,333	(321)	-	(47,000)	2,333	(47,321)
	39,861	62,195	85,771	28,318	125,632	90,513
Balance at December 31,	$(3,128,927)	(3,027,176)	2,213,018	2,105,690	(915,909)	(921,486)

Schedule of principal actuarial assumptions used [text block]
	December 31,
	2017	2016
Discount rate	0.21%~1.60%	0.33%~1.80%
Rate of increase in future salary	0.77%~4.49%	1.19%~3.79%

Disclosure of additional information about defined benefit plans [text block]
Reasonably possible changes at December 31, 2017 and 2016 to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the amounts shown below.

	December 31, 2017		December 31, 2016
	Changes in assumptions		Changes in assumptions
	+ 0.25%	- 0.25%	+ 0.25%	- 0.25%
	(in thousands)		(in thousands)
Discount rate	$(158,160)	167,594	(156,764)	166,453
Rate of increase in future salary	$164,867	(156,470)	164,140	(155,466)